Financial risk management (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of financial risk management [Abstract]
Reflection of forward-looking information
<December 31, 2022>
① Upside scenario

Major variables (*1)	Correlation between credit risks	2022.4Q (*2),(*3)	2023 (*2),(*3)
			1Q	2Q	3Q	4Q
GDP growth rate (YoY %)	(-)	1.4	1.6	1.7	2.5	3.9
Private consumption index (YoY %)	(-)	3.6	4.9	2.8	2.1	3.6
Facility investment growth rate (YoY %)	(-)	6.6	1.5	2.0	(4.2)	5.3
Consumer price index growth rate (%)	(+)	5.3	5.0	4.0	3.4	3.0
Balance on current account (100 million dollars)	(-)	15.0	30.0	40.0	80.0	100.0
Government bond 3y yields (%)	—	3.9	3.7	4.0	4.0	4.0
② Central scenario
Major variables (*1)	Correlation between credit risks	2022.4Q (*2),(*3)	2023 (*2),(*3)
			1Q	2Q	3Q	4Q
GDP growth rate (YoY %)	(-)	1.4	0.4	0.5	1.2	3.7
Private consumption index (YoY %)	(-)	3.6	3.8	1.5	0.6	2.8
Facility investment growth rate (YoY %)	(-)	6.6	0.8	1.0	(5.3)	4.6
Consumer price index growth rate (%)	(+)	5.3	5.3	4.4	3.8	3.4
Balance on current account (100 million dollars)	(-)	15.0	20.0	30.0	60.0	80.0
Government bond 3y yields (%)	—	3.9	4.0	4.2	4.2	4.2
③ Downside scenario
Major variables ( *1)	Correlation between credit risks	2022.4Q (*2),(*3)	2023 (*2),(*3)
			1Q	2Q	3Q	4Q
GDP growth rate (YoY %)	(-)	1.4	(0.4)	(0.5)	(0.1)	2.9
Private consumption index (YoY %)	(-)	3.6	2.9	0.3	(0.8)	1.9
Facility investment growth rate (YoY %)	(-)	6.6	0.2	0.3	(6.4)	3.4
Consumer price index growth rate (%)	(+)	5.3	5.7	4.8	4.4	3.8
Balance on current account (100 million dollars)	(-)	15.0	10.0	20.0	40.0	60.0
Government bond 3y yields (%)	—	3.9	4.3	4.6	4.6	4.6

④ Worst scenario

Major variables (*1)	Correlation between credit risks	Economic Crisis for 1 year (*4)

GDP growth rate (YoY %)	(-)	(5.1)
Private consumption index (YoY %)	(-)	(11.9)
Facility investment growth rate (YoY %)	(-)	(38.6)
Consumer price index growth rate (%)	(+)	7.5
Balance on current account (100 million dollars)	(-)	401.1
Government bond 3y yields (%)	—	4.4

(*1)
As a result of examining the correlation between each variable, Shinhan Bank applied the GDP growth rate and private consumption index increase rate, etc. as the major variables to reflect the final forward-looking information, while, Shinhan Card applied the GDP growth rate, facility investment change rate, and current account balance, etc. as the major variables. In addition to the table above, the Group has selected unemployment rate and KOSPI forecasts.

(*2)	Considering the default forecast period, the Group reflected the future economic outlook.
(*3)
The macroeconomic outlook figures are estimated by the Group for the purpose of calculating expected credit losses based on information from domestic and foreign research institutes. Therefore, it could be different from other institutions’ estimates.

(*4)	Shinhan Bank and Jeju Bank reviewed and reflected the Worst scenario (during the foreign exchange crisis) in addition to the three scenarios of Upside, Central and Downside.
<December 31, 2023>
① Upside scenario

Major variables (*1)	Correlation between credit risks	2023.4Q (*2),(*3)	2024 (*2),(*3)
			1Q	2Q	3Q	4Q
GDP growth rate (YoY %)	(-)	2.1	2.2	2.1	2.2	2.1
Private consumption index (YoY %)	(-)	1.8	1.7	2.3	2.5	2.4
Facility investment growth rate (YoY %)	(-)	(6.4)	(0.6)	(0.2)	4.0	5.0
Consumer price index growth rate (%)	(+)	3.2	2.6	2.4	2.1	1.8
Balance on current account (100 million dollars)	(-)	140.0	80.0	90.0	130.0	150.0
Government bond 3y yields (%)	—	3.7	3.6	3.6	3.3	3.1
② Central scenario
Major variables (*1)	Correlation between credit risks	2023.4Q (*2),(*3)	2024 (*2),(*3)
			1Q	2Q	3Q	4Q
GDP growth rate (YoY %)	(-)	1.5	1.6	1.4	1.5	1.8
Private consumption index (YoY %)	(-)	0.9	0.7	1.2	1.4	2.0
Facility investment growth rate (YoY %)	(-)	(7.5)	(2.0)	(1.7)	2.4	3.9
Consumer price index growth rate (%)	(+)	3.4	2.8	2.8	2.5	2.1
Balance on current account (100 million dollars)	(-)	130.0	70.0	80.0	110.0	140.0
Government bond 3y yields (%)	—	3.7	3.6	3.6	3.5	3.3

③ Downside scenario

Major variables (*1)	Correlation between credit risks	2023.4Q (*2),(*3)	2024 (*2),(*3)
			1Q	2Q	3Q	4Q
GDP growth rate (YoY %)	(-)	1.1	1.1	0.8	0.9	1.2
Private consumption index (YoY %)	(-)	0.4	0.0	0.3	0.6	1.0
Facility investment growth rate (YoY %)	(-)	(8.3)	(3.8)	(4.0)	0.2	1.4
Consumer price index growth rate (%)	(+)	3.6	3.2	3.2	3.0	2.7
Balance on current account (100 million dollars)	(-)	120.0	60.0	70.0	100.0	120.0
Government bond 3y yields (%)	—	3.7	3.7	3.6	3.6	3.6
④ Worst scenario

Major variables (*1)	Correlation between credit risks	Economic Crisis for 1 year (*4)

GDP growth rate (YoY %)	(-)	(5.1)
Private consumption index (YoY %)	(-)	(11.9)
Facility investment growth rate (YoY %)	(-)	(38.6)
Consumer price index growth rate (%)	(+)	7.5
Balance on current account (100 million dollars)	(-)	401.1
Government bond 3y yields (%)	—	6.7

(*1)
As a result of examining the correlation between each variable, Shinhan Bank applied the GDP growth rate and private consumption index increase rate, etc. as the major variables to reflect the final forward-looking information, while, Shinhan Card applied the private consumption rate and CPI increase rate, etc. as the major variables. In addition to the table above, the Group has selected unemployment rate and KOSPI forecasts.

(*2)	Considering the default forecast period, the Group reflected the future economic outlook.
(*3)
The macroeconomic outlook figures are estimated by the Group for the purpose of calculating expected credit losses based on information from domestic and foreign research institutes. Therefore, it could be different from other institutions’ estimates.

(*4)	Shinhan Bank and Jeju Bank reviewed and reflected the Worst scenario (during the foreign exchange crisis) in addition to the three scenarios of Upside, Central and Downside.

Maximum exposure to credit risk
The Group’s maximum exposure to credit risk without taking into account of any collateral held or other credit enhancements as of December 31, 2022 and 2023 is as follows:

	2022		2023
Due from banks and loans at amortized cost (*1),(*3):
Banks	~~W~~	20,581,854	15,099,247
Retail		178,488,924	177,454,344
Government/Public sector/Central bank		15,534,834	21,981,065
Corporations		193,664,558	202,763,657
Card receivable		27,375,162	26,896,950

		435,645,332	444,195,263

Due from banks and loans at fair value through profit or loss (*3):
Banks		135,214	238,740
Corporations		2,280,081	1,550,565

		2,415,295	1,789,305

Securities at fair value through profit or loss		55,235,273	65,575,798
Securities at fair value through other comprehensive income		83,796,575	88,637,000
Securities at amortized cost (*1)		33,371,198	35,686,487
Derivative assets		6,460,652	4,711,421
Other financial assets (*1),(*2)		21,826,601	26,880,554
Guarantee contracts		18,226,546	18,374,287
Loan commitments and other credit liabilities		205,488,825	212,078,870

	~~W~~	862,466,297	897,928,985

(*1)	The maximum exposure amounts for due from banks, loans, securities at amortized cost and other financial assets at amortized cost are recorded as net of allowances.
(*2)	Other financial assets mainly comprise of accounts receivable, accrued income, deposits, domestic exchange settlement debit and suspense payments.
(*3)	Classified as similar credit risk group based on calculation of the BIS ratio under new Basel Capital Accord (Basel III).

Maximum amount of exposure to credit risk by type of collateral
iii) The maximum amount of exposure to credit risk by type of collateral as of December 31, 2022 and 2023 is as follows:

	2022
Classification	12 months Expected credit loss		Life time expected credit loss		Total
			Not impaired	Impaired
Guarantee	~~W~~	61,643,599	8,583,456	275,460	70,502,515
Deposits and Savings		2,814,723	287,890	4,348	3,106,961
Property and equipment		1,546,908	404,440	11,523	1,962,871
Real estate		136,345,418	17,439,371	317,213	154,102,002
Securities		2,325,294	243,734	159,040	2,728,068

Total	~~W~~	204,675,942	26,958,891	767,584	232,402,417

	2023
Classification	12 months Expected credit loss		Life time expected credit loss		Total
			Not impaired	Impaired
Guarantee	~~W~~	57,461,539	10,231,324	479,278	68,172,141
Deposits and Savings		2,680,530	356,489	7,391	3,044,410
Property and equipment		1,610,021	470,284	10,269	2,090,574
Real estate		141,472,617	20,751,067	389,560	162,613,244
Securities		2,106,426	286,855	251,272	2,644,553
Others		11,500	—	—	11,500

Total	~~W~~	205,342,633	32,096,019	1,137,770	238,576,422

Impairment information by credit risk of financial assets
iv) Impairment information by credit risk of financial assets
Details of impaired financial assets due to credit risk as of December 31, 2022 and 2023 are as follows:

	2022
	12-month expected credit loss			Life time expected credit loss			Total	Allowances	Net	Mitigation of credit risk due to collateral
	Grade 1		Grade 2	Grade 1	Grade 2	Impaired
Due from banks and loans at amortized cost:
Banks	~~W~~	16,363,281	4,130,712	111,593	177	—	20,605,763	(23,909)	20,581,854	42,418
Retail		160,840,816	6,846,625	8,544,051	2,340,393	704,302	179,276,187	(787,263)	178,488,924	124,227,988
Government/Public sector/Central bank		14,454,878	1,071,236	15,755	557	—	15,542,426	(7,592)	15,534,834	9,000
Corporations		116,945,328	47,287,352	12,582,994	17,780,729	880,845	195,477,248	(1,812,690)	193,664,558	104,986,693
Card receivable		20,858,888	2,727,744	1,671,259	2,662,353	493,480	28,413,724	(1,038,562)	27,375,162	12,589

		329,463,191	62,063,669	22,925,652	22,784,209	2,078,627	439,315,348	(3,670,016)	435,645,332	229,278,688

Securities at fair value through other comprehensive income (*)		74,623,066	9,106,311	—	67,198	—	83,796,575	—	83,796,575	—
Securities at amortized cost		31,727,910	1,643,689	—	10,515	—	33,382,114	(10,916)	33,371,198	—

	~~W~~	435,814,167	72,813,669	22,925,652	22,861,922	2,078,627	556,494,037	(3,680,932)	552,813,105	229,278,688

(*)	Credit loss allowance recognized as other comprehensive income of securities at fair value through other comprehensive income amounted to ~~W~~ 40,614 million as of December 31, 2022.

	2023
	12-month expected credit loss			Life time expected credit loss			Total	Allowances	Net	Mitigation of credit risk due to collateral
	Grade 1		Grade 2	Grade 1	Grade 2	Impaired
Due from banks and loans at amortized cost:
Banks	~~W~~	12,465,770	2,260,226	392,061	80	—	15,118,137	(18,890)	15,099,247	39,768
Retail		158,067,855	6,429,281	8,934,566	3,839,919	1,054,827	178,326,448	(872,104)	177,454,344	122,490,514
Government/Public sector/ Central bank		20,226,305	1,680,151	82,000	2,952	—	21,991,408	(10,343)	21,981,065	2,500
Corporations		118,154,965	46,714,178	16,503,560	22,375,111	1,312,424	205,060,238	(2,296,581)	202,763,657	113,085,005
Card receivable		20,593,023	2,701,607	1,507,605	2,602,802	645,604	28,050,641	(1,153,691)	26,896,950	14,382

		329,507,918	59,785,443	27,419,792	28,820,864	3,012,855	448,546,872	(4,351,609)	444,195,263	235,632,169

Securities at fair value through other comprehensive income (*)		78,098,959	10,446,092	—	91,949	—	88,637,000	—	88,637,000	—
Securities at amortized cost		33,585,503	2,104,884	—	7,523	—	35,697,910	(11,423)	35,686,487	—

	~~W~~	441,192,380	72,336,419	27,419,792	28,920,336	3,012,855	572,881,782	(4,363,032)	568,518,750	235,632,169

(*)	Credit loss allowance recognized as other comprehensive income of securities at fair value through other comprehensive income amounted to ~~W~~ 42,477 million as of December 31, 2023.

Credit risk exposures per credit grade of off-balance items
v) Credit risk exposures per credit grade of
off-balance
items
Credit risk exposures per credit grade of
off-balance
items as of December 31, 2022 and 2023 are as follows:

	2022
	Grade 1		Grade 2	Impaired	Total
Guarantee contracts:
12-month expected credit loss	~~W~~	14,262,990	3,314,584	—	17,577,574
Life time expected credit loss		386,159	164,400	—	550,559
Impaired		—	—	98,413	98,413

		14,649,149	3,478,984	98,413	18,226,546

Loan commitment and other credit line
12-month expected credit loss		178,765,686	17,418,916	—	196,184,602
Life time expected credit loss		6,287,658	3,011,715	—	9,299,373
Impaired		—	—	4,850	4,850

		185,053,344	20,430,631	4,850	205,488,825

	~~W~~	199,702,493	23,909,615	103,263	223,715,371

	2023
	Grade 1		Grade 2	Impaired	Total
Guarantee contracts:
12-month expected credit loss	~~W~~	15,112,974	2,578,086	—	17,691,060
Life time expected credit loss		513,229	168,287	—	681,516
Impaired		—	—	1,711	1,711

		15,626,203	2,746,373	1,711	18,374,287

Loan commitment and other credit line
12-month expected credit loss		181,662,271	19,763,504	—	201,425,775
Life time expected credit loss		7,510,601	3,138,342	—	10,648,943
Impaired		—	—	4,152	4,152

		189,172,872	22,901,846	4,152	212,078,870

	~~W~~	204,799,075	25,648,219	5,863	230,453,157

Credit risk exposures per credit quality of derivative assets
vii) Credit risk exposures per credit quality of derivative assets
Credit risk exposures per credit quality of derivative assets as of December 31, 2023 and 2022 are as follows:

	2022		2023
Grade 1	~~W~~	5,941,421	4,264,499
Grade 2		519,231	446,922

	~~W~~	6,460,652	4,711,421

(*)	Credit risk per credit quality of derivative assets is classified based on the internal credit ratings.

Concentration by geographic location
viii) Concentration by geographic location
An analysis of concentration by geographic location for financial instrument, net of allowance, as of December 31, 2022 and 2023 are as follows:

	2022
Classification (*)	Korea		USA	UK	Japan	Germany	Vietnam	China	Other	Total
Due from banks and loans at amortized cost
Banks	~~W~~	6,367,727	2,290,765	765,152	879,022	675,370	1,793,330	3,861,678	3,948,810	20,581,854
Retail		166,730,407	403,445	8,199	4,357,325	3,716	3,183,424	2,030,305	1,772,103	178,488,924
Government/Public sector/Central bank		11,305,005	915,306	—	1,404,163	426,747	345,843	441,551	696,219	15,534,834
Corporations		171,628,946	3,695,275	451,261	5,153,523	105,205	3,228,817	2,694,661	6,706,870	193,664,558
Card receivable		27,065,988	11,017	428	2,291	286	236,095	38,416	20,641	27,375,162

		383,098,073	7,315,808	1,225,040	11,796,324	1,211,324	8,787,509	9,066,611	13,144,643	435,645,332

Deposits and loans at FVTPL
Banks		109,098	26,116	—	—	—	—	—	—	135,214
Corporations		1,510,976	285,107	82,172	17,829	—	—	—	383,997	2,280,081

		1,620,074	311,223	82,172	17,829	—	—	—	383,997	2,415,295

Securities measured at FVTPL		51,579,115	2,017,278	252,390	58,344	23,610	31,952	16,469	1,256,115	55,235,273
Securities at FVOCI		76,225,925	3,832,670	193,598	348,240	34,065	92,940	710,375	2,358,762	83,796,575
Securities at amortized cost		31,678,234	200,475	—	214,653	—	726,476	110,884	440,476	33,371,198

		544,201,421	13,677,454	1,753,200	12,435,390	1,268,999	9,638,877	9,904,339	17,583,993	610,463,673

Off-balance accounts
Guarantees		16,426,498	118,951	23,481	47,805	44,203	329,904	1,015,543	220,161	18,226,546
Loan commitments and other liabilities related to credit		194,470,275	1,312,830	317,335	550,116	42,230	1,816,773	2,548,483	4,430,783	205,488,825

	~~W~~	210,896,773	1,431,781	340,816	597,921	86,433	2,146,677	3,564,026	4,650,944	223,715,371

(*)	The following accounts are the net carrying amount less provision for doubtful accounts.

	2023
Classification (*)	Korea		USA	UK	Japan	Germany	Vietnam	China	Other	Total
Due from banks and loans at amortized cost
Banks	~~W~~	5,077,652	3,063,531	307,509	371,901	946,100	1,577,823	1,610,517	2,144,214	15,099,247
Retail		164,718,020	414,632	7,927	4,682,914	2,189	3,629,576	1,883,206	2,115,880	177,454,344
Government/Public sector/Central bank		17,922,312	455,682	2	1,360,853	222,960	304,743	341,837	1,372,676	21,981,065
Corporations		178,948,161	4,042,958	545,109	5,899,157	159,768	3,663,408	2,497,698	7,007,398	202,763,657
Card receivable		26,546,617	11,339	468	2,302	283	275,022	39,135	21,784	26,896,950

		393,212,762	7,988,142	861,015	12,317,127	1,331,300	9,450,572	6,372,393	12,661,952	444,195,263

Deposits and loans at FVTPL
Banks		207,997	30,743	—	—	—	—	—	—	238,740
Corporations		1,050,333	254,682	—	15,439	32,370	—	—	197,741	1,550,565

		1,258,330	285,425	—	15,439	32,370	—	—	197,741	1,789,305

Securities measured at FVTPL		61,136,722	2,439,313	379,357	100,113	29,247	11,066	25,267	1,454,713	65,575,798
Securities at FVOCI		79,391,621	4,699,809	280,127	445,201	38,468	51,473	707,921	3,022,380	88,637,000
Securities at amortized cost		33,542,302	203,265	—	565,286	—	654,073	110,463	611,098	35,686,487

		568,541,737	15,615,954	1,520,499	13,443,166	1,431,385	10,167,184	7,216,044	17,947,884	635,883,853

Off-balance accounts
Guarantees		16,993,719	155,883	7,607	55,086	15,639	197,031	595,236	354,086	18,374,287
Loan commitments and other liabilities related to credit		200,907,271	1,465,839	226,423	461,892	93,295	1,972,723	2,315,614	4,635,813	212,078,870

	~~W~~	217,900,990	1,621,722	234,030	516,978	108,934	2,169,754	2,910,850	4,989,899	230,453,157

(*)	The following accounts are the net carrying amount less provision for doubtful accounts.

Concentration by industry sector
ix) Concentration by industry sector
An analysis of concentration by industry sector of financial instrument, net of allowance, as of and December 31, 2022 and 2023 is as follows:

	2022
Classification (*)	Finance and insurance		Manufacturing	Retail and wholesale	Real estate and business	Construction service	Lodging and Restaurant	Other	Retail customers	Total
Due from banks and loans at amortized cost:
Banks	~~W~~	19,930,200	—	—	—	29,979	—	621,675	—	20,581,854
Retail		—	—	—	—	—	—	—	178,488,924	178,488,924
Government/Public sector/Central bank		15,422,401	—	—	1,296	—	—	111,137	—	15,534,834
Corporations		16,736,386	57,871,357	22,984,739	45,509,574	4,595,604	6,619,476	39,347,422	—	193,664,558
Card receivable		47,835	276,473	266,220	49,060	51,113	31,333	1,084,143	25,568,985	27,375,162

		52,136,822	58,147,830	23,250,959	45,559,930	4,676,696	6,650,809	41,164,377	204,057,909	435,645,332

Due from banks and loans at FVTPL
Banks		26,115	—	—	69,533	—	—	39,566	—	135,214
Corporations		1,287,647	615,693	94,393	154,329	68,460	—	59,559	—	2,280,081

		1,313,762	615,693	94,393	223,862	68,460	—	99,125	—	2,415,295

Securities measured at FVTPL		29,833,691	2,071,169	1,018,407	1,044,165	264,582	89,394	20,913,865	—	55,235,273
Securities at FVOCI		29,352,584	3,077,810	698,295	1,494,691	1,772,839	38,704	47,361,652	—	83,796,575
Securities at amortized cost		10,508,828	9,931	—	278,757	293,930	—	22,279,752	—	33,371,198

		123,145,687	63,922,433	25,062,054	48,601,405	7,076,507	6,778,907	131,818,771	204,057,909	610,463,673

Off-balance accounts
Guarantees		2,444,168	8,998,689	3,403,653	115,912	224,439	112,755	2,576,924	350,006	18,226,546
Loan commitments and other liabilities related to credit		17,871,585	28,414,045	10,535,492	4,106,282	2,275,112	462,976	15,682,906	126,140,427	205,488,825

	~~W~~	20,315,753	37,412,734	13,939,145	4,222,194	2,499,551	575,731	18,259,830	126,490,433	223,715,371

(*)	The composition details by industry are net book value less allowances.

	2023
Classification (*)	Finance and insurance		Manufacturing	Retail and wholesale	Real estate and business	Construction service	Lodging and Restaurant	Other	Retail customers	Total
Due from banks and loans at amortized cost:
Banks	~~W~~	14,677,168	—	—	—	—	—	422,079	—	15,099,247
Retail		—	—	—	—	—	—	—	177,454,344	177,454,344
Government/Public sector/Central bank		21,767,450	—	—	—	—	—	213,615	—	21,981,065
Corporations		17,974,146	58,338,956	23,517,815	47,301,730	4,823,554	6,730,886	44,076,570	—	202,763,657
Card receivable		56,507	276,256	284,905	71,169	45,769	19,810	948,359	25,194,175	26,896,950

		54,475,271	58,615,212	23,802,720	47,372,899	4,869,323	6,750,696	45,660,623	202,648,519	444,195,263

Due from banks and loans at FVTPL
Banks		30,743	—	—	49,526	99,043	—	59,428	—	238,740
Corporations		1,037,896	235,232	105,890	70,716	—	1,000	99,831	—	1,550,565

		1,068,639	235,232	105,890	120,242	99,043	1,000	159,259	—	1,789,305

Securities measured at FVTPL		35,228,859	3,211,188	1,175,495	1,308,223	98,864	68,630	24,484,539	—	65,575,798
Securities at FVOCI		30,283,670	2,934,740	734,170	1,698,290	1,774,505	31,055	51,180,570	—	88,637,000
Securities at amortized cost		11,514,420	9,961	—	354,906	284,080	—	23,523,120	—	35,686,487

		132,570,859	65,006,333	25,818,275	50,854,560	7,125,815	6,851,381	145,008,111	202,648,519	635,883,853

Off-balance accounts
Guarantees		2,518,182	9,139,168	3,504,409	119,573	152,112	60,077	2,601,841	278,925	18,374,287
Loan commitments and other liabilities related to credit		17,773,113	32,356,393	10,328,099	4,715,541	2,471,645	428,695	17,788,097	126,217,287	212,078,870

	~~W~~	20,291,295	41,495,561	13,832,508	4,835,114	2,623,757	488,772	20,389,938	126,496,212	230,453,157

(*)	The composition details by industry are net book value less allowances.

Market risk management from trading positions
An analysis of the Group’s requisite capital in light of the market risk for trading positions as of and for the years ended December 31, 2022 and 2023 based on the standard guidelines for risk management promulgated by the Financial Supervisory Service, is as follows:

	2022
	Average		Maximum	Minimum	December 31
Interest rate risk	~~W~~	485,531	526,936	447,425	447,425
Stock price risk		217,845	242,341	196,879	242,341
Foreign exchange risk		334,543	374,984	293,437	344,415
Commodity risk		11,624	14,309	9,213	9,213
Option volatility risk		64,208	71,811	43,374	70,770

	~~W~~	1,113,751	1,230,381	990,328	1,114,164

	2023
	Average		Maximum	Minimum	December 31
Sensitivity risk
GIRR (*1)	~~W~~	269,253	284,978	253,527	276,940
CSR-Non-Securitisations (*2)		445,372	482,311	408,432	480,494
CSR-Securitisations (Non-CTP)		70,592	70,685	70,499	70,685
CSR-Non-Securitisations (CTP)		363	376	349	376
Stock		326,821	332,623	321,019	330,212
Foreign		423,765	449,030	398,499	449,030
Commodity		1,646	1,692	1,600	1,600

	~~W~~	1,537,812	1,621,695	1,453,925	1,609,337

Default risk
Non-Securitisations	~~W~~	37,808	37,808	37,808	37,808
Securitisations (Excluding CTP)		162,599	162,599	162,599	162,599
Securitisations (CTP)		71	71	71	71

	~~W~~	200,478	200,478	200,478	200,478

Residual risk		7,654	7,654	7,654	7,654

	~~W~~	1,745,944	1,829,827	1,662,057	1,817,469

(*1)
GIRR (General Interest Rate Risk) : General interest rate risk, a concept that measures the risk of loss due to changes in the risk-free interest rate. In general, if the maturity is long and the value changes fluctuates a lot due to interest rate changes, the risk value is calculated to be large
.

(*2)
CSR (Credit Spread Risk) : Credit spread risk, a concept that measures the risk of value fluctuations as credit spreads fluctuate independently of the risk-free interest rate for products with inherent credit risk.

i-3)
Shinhan Bank
The details of the minimum, maximum, and average risk amount during the reporting period for trading positions of Shinhan Bank and the market risk regulatory capital based on the Basel 3 new standard method as of and for the years ended December 31, 2022 and 2023 are as follows:

	2022
	Average		Maximum	Minimum	December 31
Interest rate risk	~~W~~	44,719	64,628	24,322	53,777
Stock price risk		20,303	24,879	13,443	21,659
Foreign exchange risk (*)		191,013	262,319	161,760	252,453
Option volatility risk		84	211	25	110
Commodity risk		13	193	—	27
Portfolio diversification effect		(33,760)	(77,335)	(10,872)	(62,957)

	~~W~~	222,372	274,895	188,678	265,069

(*)	The amount includes trading positions and non-trading positions.

	2023
	Average		Maximum	Minimum	December 31
Sensitivity Risk
GIRR (*1)	~~W~~	116,399	155,797	101,067	107,348
CSR-Non-Securitisations (*2)		154,644	165,117	142,492	153,034
CSR-Securitisations (Non-CTP)		28,170	34,370	21,625	26,187
Stock		43,875	47,598	30,750	30,750
Foreign		438,405	458,406	423,287	458,406
Commodity		142	292	—	119

	~~W~~	780,069	820,230	750,291	775,844

Default Risk
Non-Securitisations	~~W~~	105,604	113,798	88,899	107,695
Securitisations (Excluding CTP)		59,721	64,795	55,054	59,549

	~~W~~	165,325	175,923	146,003	167,244

Residual Risk		2,063	2,175	1,719	1,719

	~~W~~	947,456	992,483	898,320	944,807

(*1)	GIRR : General Interest Rate Risk
(*2)	CSR : Credit Spread Risk
i-4)
Shinhan Card
The analyses of Shinhan Card’s requisite capital in light of the market risk for trading positions as of and for the years ended December 31
,
2022 and 2023, based on the standard guidelines for risk management promulgated by the Financial Supervisory Service, are as follows:

	2022
	Average		Maximum	Minimum	December 31
Interest rate risk (*)	~~W~~	1,784	2,401	1,650	1,801

	2023
	Average		Maximum	Minimum	December 31
Interest rate risk (*)	~~W~~	2,476	4,352	800	4,352

(*)	Foreign subsidiaries are excluded from the calculation.

i-5)
Shinhan Securities
The VaR details for trading positions of Shinhan Securities as of and for the years ended December 31, 2022 and 2023 are as follows:

	2022
	Average		Maximum	Minimum	December 31
Interest rate risk	~~W~~	30,003	44,131	17,123	39,578
Stock price risk		36,100	63,956	14,507	25,762
Foreign exchange risk		31,709	63,480	13,452	63,480
Option volatility risk		70,021	103,928	40,806	43,102
Portfolio diversification effect					(74,885)

	~~W~~	103,192	127,669	76,822	97,037

	2023
	Average		Maximum	Minimum	December 31
Interest rate risk	~~W~~	52,524	77,443	22,515	32,186
Stock price risk		47,759	71,681	13,483	20,384
Foreign exchange risk		67,406	127,191	39,262	52,150
Option volatility risk		27,236	49,114	10,166	12,418
Portfolio diversification effect					(81,712)

	~~W~~	79,449	107,852	31,857	35,426

i-6)
Shinhan Life Insurance
The VaR details for trading positions of Shinhan Life Insurance as of and for the years ended December 31, 2022 and 2023 are as follows:

	2022
	Average		Maximum	Minimum	December 31
Interest rate risk	~~W~~	3,412	6,756	1,253	3,415
Stock price risk		9,441	11,034	6,206	9,505
Foreign exchange risk		15,620	28,463	4,470	28,463
Option volatility risk		179	494	11	494

	~~W~~	28,652	46,747	11,940	41,877

(*)
The market risk exposure for performance dividend-type assets held is
~~W~~
5,061,839
 million as of December 31, 2022, and the minimum guaranteed risk amount that could result in an impact on the Group calculated using the internal shock scenario method as of the end of the reporting period is
~~W~~
366,776
 million as of December 31, 2022.

	2023
	Average		Maximum	Minimum	December 31
Interest rate risk	~~W~~	3,052	7,594	1,796	1,796
Stock price risk		8,623	10,798	7,183	7,522
Foreign exchange risk		64,946	78,793	51,695	52,394
Option volatility risk		955	1,692	420	1,233

	~~W~~	77,576	98,877	61,094	62,945

(*)
The market risk exposure for performance dividend-type assets held is
~~W~~
5,346,730 million as of December 31, 2023, and the minimum guaranteed risk amount that could result in an impact on the Group calculated using the internal shock scenario method as of the end of the reporting period is
~~W~~
228,451 million as of December 31, 2023.

Interest rate risk management from non-trading positions
The details of interest rate VaR and EaR for major subsidiaries for as of December 31, 2022 and 2023 are as follows:
ii-3)
Shinhan Bank

	2022		2023
ΔEVE (*1)	~~W~~	1,046,136	1,185,973
ΔNII (*2)		599,941	394,996
ii-4)
Shinhan Card

	2022		2023
ΔEVE (*1)	~~W~~	1,249,597	952,836
ΔNII (*2)		693,911	591,935
ii-5)
Shinhan Securities

	2022		2023
ΔEVE (*1)	~~W~~	212,135	249,806
ΔNII (*2)		95,076	269,678
ii-6)
Shinhan Life Insurance

	2022		2023
ΔEVE (*1)	~~W~~	2,353,230	4,434,253
ΔNII (*2)		62,923	35,901

(*1)
ΔEVE is the change in economic value of equity capital that can arise from changes in interest rates that affect the present value of assets, liabilities and off-balance
sheet items by using the Basel III standard based IRRBB method.

(*2)	ΔNII is the change in net interest income that can occur over the next year due to changes in interest rates by using the Basel III standard based IRRBB method.

Foreign currency denominated assets and liabilities
Foreign currency denominated assets and liabilities as of December 31, 2022 and 2023 are as follows:

	2022
	USD		JPY	EUR	CNY	Other	Total
Assets:
Cash and due from banks at amortized cost	~~W~~	6,944,183	2,071,895	266,891	715,471	4,891,175	14,889,615
Due from banks at FVTPL		26,116	—	—	—	—	26,116
Loans at FVTPL		291,678	—	239,520	—	—	531,198
Loan at amortized cost		29,077,790	10,608,558	1,735,218	5,021,722	10,639,672	57,082,960
Securities at FVTPL		5,020,483	5,963	661,762	425	406,292	6,094,925
Derivative assets		1,476,251	2,585	33,613	4,598	33,866	1,550,913
Securities at FVOCI		7,042,145	180,352	438,288	498,367	1,629,606	9,788,758
Securities at amortized cost		272,421	203,102	—	110,997	1,162,523	1,749,043
Other financial assets		3,485,071	597,067	563,313	344,126	1,551,874	6,541,451

	~~W~~	53,636,138	13,669,522	3,938,605	6,695,706	20,315,008	98,254,979

Liabilities:
Deposits	~~W~~	25,719,297	11,812,723	1,633,007	5,035,481	11,769,661	55,970,169
Financial liabilities at FVTPL		10,038	—	—	—	422,006	432,044
Derivative liabilities		1,345,476	1,899	59,206	3,074	77,662	1,487,317
Borrowings		9,976,462	1,349,529	182,926	85,862	1,226,389	12,821,168
Debt securities issued		10,774,062	352,677	675,600	108,864	1,495,991	13,407,194
Financial liabilities designated at FVTPL		1,077,789	—	—	—	—	1,077,789
Other financial liabilities		4,287,930	259,683	621,770	889,138	1,525,377	7,583,898

	~~W~~	53,191,054	13,776,511	3,172,509	6,122,419	16,517,086	92,779,579

Net domestic and foreign currency exposure	~~W~~	445,084	(106,989)	766,096	573,287	3,797,922	5,475,400
Off-balance derivative exposure		3,801,144	718,660	(451,993)	(55,705)	(1,671,041)	2,341,065

Net foreign currency exposure	~~W~~	4,246,228	611,671	314,103	517,582	2,126,881	7,816,465

	2023
	USD		JPY	EUR	CNY	Other	Total
Assets:
Cash and due from banks at amortized cost	~~W~~	10,473,766	2,318,380	140,319	654,444	3,975,017	17,561,926
Due from banks at FVTPL		30,743	—	—	—	—	30,743
Loans at FVTPL		385,844	—	114,389	—	—	500,233
Loan at amortized cost		23,694,171	11,663,301	1,556,746	4,018,660	12,182,861	53,115,739
Securities at FVTPL		5,765,741	8,255	761,046	5,230	545,306	7,085,578
Derivative assets		1,014,150	2,346	27,418	878	105,335	1,150,127
Securities at FVOCI		8,308,952	175,740	544,248	564,791	2,169,907	11,763,638
Securities at amortized cost		263,027	553,509	—	110,532	1,281,941	2,209,009
Other financial assets		5,971,194	637,612	831,019	441,906	979,795	8,861,526

	~~W~~	55,907,588	15,359,143	3,975,185	5,796,441	21,240,162	102,278,519

Liabilities:
Deposits	~~W~~	22,790,616	14,562,435	1,535,925	4,152,363	12,428,069	55,469,408
Financial liabilities at FVTPL		362,642	—	—	—	422,861	785,503
Derivative liabilities		841,175	2	35,679	591	94,701	972,148
Borrowings		9,670,444	1,392,637	208,335	115,798	1,284,046	12,671,260
Debt securities issued		10,916,488	337,684	713,295	—	1,258,257	13,225,724
Financial liabilities designated at FVTPL		909,250	3,188	—	—	—	912,438
Other financial liabilities		6,844,891	183,500	769,928	777,986	805,002	9,381,307

	~~W~~	52,335,506	16,479,446	3,263,162	5,046,738	16,292,936	93,417,788

Net domestic and foreign currency exposure	~~W~~	3,572,082	(1,120,303)	712,023	749,703	4,947,226	8,860,731
Off-balance derivative exposure		808,139	1,716,328	(340,327)	(328,756)	(1,898,176)	(42,792)

Net foreign currency exposure	~~W~~	4,380,221	596,025	371,696	420,947	3,049,050	8,817,939

Composition of non-derivative financial instruments and derivative financial instruments by remaining period
The details of the composition of
non-derivative
financial instruments and derivative financial instruments by remaining period are as of December 31, 2022 and 2023 are as follows:

	2022 (*1)
	Less than 1 month		1~3 months	3~6 months	6 months ~ 1 year	1~5 years	More than 5 years	Total
Non-derivative financial instruments:
Assets:
Cash and due from banks at amortized cost	~~W~~	25,535,924	1,038,410	530,121	1,812,917	158,893	1,111,663	30,187,928
Due from banks at fair value through profit or loss		—	—	—	—	—	26,116	26,116
Loans at fair value through profit or loss		424,585	858,019	58,705	141,706	735,426	329,636	2,548,077
Loans at amortized cost		40,128,332	50,154,981	62,225,328	95,147,376	134,775,595	83,422,609	465,854,221
Securities at fair value through profit or loss		42,309,917	135,169	460,708	522,176	4,242,650	11,413,859	59,084,479
Securities at fair value through other comprehensive income		53,852,989	1,725,111	589,944	1,194,842	9,096,740	19,025,169	85,484,795
Securities at amortized cost		479,464	1,820,022	1,164,164	4,908,796	22,790,254	6,385,745	37,548,445
Other financial assets		17,803,851	85,593	59,249	344,924	338,045	1,796,898	20,428,560

	~~W~~	180,535,062	55,817,305	65,088,219	104,072,737	172,137,603	123,511,695	701,162,621

Liabilities:
Deposits (*2)	~~W~~	210,877,656	42,661,824	41,864,404	71,259,303	21,141,919	2,627,394	390,432,500
Financial liabilities at fair value through profit or loss		1,148,899	—	—	—	—	—	1,148,899
Borrowings		11,960,133	4,760,388	4,798,388	7,249,539	12,298,388	9,024,107	50,090,943
Debt securities issued		4,563,916	8,368,614	9,646,088	16,486,221	37,534,713	5,157,377	81,756,929
Financial liabilities designated at fair value through profit or loss		276,430	725,909	706,117	1,511,517	4,063,511	1,092,827	8,376,311
Investment contract liabilities		58,181	60,526	160,990	1,549,293	304,596	—	2,133,586
Other financial liabilities		27,603,371	104,887	132,284	286,956	1,037,388	113,755	29,278,641

	~~W~~	256,488,586	56,682,148	57,308,271	98,342,829	76,380,515	18,015,460	563,217,809

Off balance (*3):
Guarantee contracts	~~W~~	18,226,546	—	—	—	—	—	18,226,546
Other liabilities related to loan commitments		205,488,825	—	—	—	—	—	205,488,825

	~~W~~	223,715,371	—	—	—	—	—	223,715,371

Derivatives	~~W~~	(385,204)	8,916	(7,058)	(220,528)	(1,213,983)	(24,069)	(1,841,926)

	2023 (*1)
	Less than 1 month		1~3 months	3~6 months	6 months ~ 1 year	1~5 years	More than 5 years	Total
Non-derivative financial instruments:
Assets:
Cash and due from banks at amortized cost	~~W~~	31,107,629	734,193	83,972	159,377	189,601	2,560,084	34,834,856
Due from banks at fair value through profit or loss		—	—	—	—	—	30,743	30,743
Loans at fair value through profit or loss		308,740	421,193	85,467	9,739	923,364	76,062	1,824,565
Loans at amortized cost		37,692,048	50,813,677	65,503,264	96,981,341	130,306,477	101,012,508	482,309,315
Securities at fair value through profit or loss		38,919,131	1,642,951	682,000	559,767	7,258,255	20,304,519	69,366,623
Securities at fair value through other comprehensive income		42,256,944	445,463	539,255	2,336,017	14,033,768	30,785,721	90,397,168
Securities at amortized cost		899,355	3,258,092	1,964,229	4,323,906	21,357,255	7,573,653	39,376,490
Other financial assets		22,148,927	393,344	128,067	324,305	384,541	1,866,191	25,245,375

	~~W~~	173,332,774	57,708,913	68,986,254	104,694,452	174,453,261	164,209,481	743,385,135

Liabilities:
Deposits (*2)	~~W~~	204,353,639	49,995,140	43,382,707	65,673,174	24,930,159	2,931,998	391,266,817
Financial liabilities at fair value through profit or loss		410,381	358	586	1,202	6,816	1,449,634	1,868,977
Borrowings		19,310,777	5,678,981	6,166,750	9,811,684	14,182,221	5,170,111	60,320,524
Debt securities issued		4,496,200	7,218,255	7,931,732	18,000,681	45,961,768	3,734,554	87,343,190
Financial liabilities designated at fair value through profit or loss		309,713	1,252,877	1,774,016	1,821,666	1,324,185	1,356,579	7,839,036
Investment contract liabilities		245,353	110,050	67,039	423,484	726,759	—	1,572,685
Other financial liabilities		39,957,559	219,656	394,997	252,445	1,637,763	808,731	43,271,151

	~~W~~	269,083,622	64,475,317	59,717,827	95,984,336	88,769,671	15,451,607	593,482,380

Off balance (*3):
Guarantee contracts	~~W~~	18,374,287	—	—	—	—	—	18,374,287
Other liabilities related to loan commitments		212,078,870	—	—	—	—	—	212,078,870

	~~W~~	230,453,157	—	—	—	—	—	230,453,157

Derivatives	~~W~~	131,174	(101,655)	(335,841)	(104,002)	(1,657,294)	134,835	(1,932,783)

(*1)	These amounts include cash flows of principal and interest on financial assets and financial liabilities.
(*2)	Demand deposits amounting to ~~W~~ 157,446,276 million and ~~W~~ 151,177,041 million as of December 31, 2022 and 2023 are included in the ‘Less than 1 month’ category, respectively.
(*3)	Though guarantees, loan agreements, and other credit offerings provided by the Group exist, if the counterparty requests a payment, the Group should fulfill the obligation immediately.

The fair value hierarchy of financial instruments presented at their fair values in the statements of financial position
i-1)	The fair value hierarchy of financial instruments presented at their fair values in the statements of financial position as of December 31, 2022 and 2023 are as follows:

	2022
	Level 1		Level 2	Level 3 (*)	Total
Financial assets:
Due from banks measured at FVTPL	~~W~~	—	26,116	—	26,116
Loans at FVTPL (*1)		—	957,543	1,431,637	2,389,180
Securities at FVTPL:
Debt securities and other securities (*2)		8,660,224	34,783,829	11,715,251	55,159,304
Equity securities		1,952,419	5,044	1,900,249	3,857,712
Gold/silver deposits		75,969	—	—	75,969

		10,688,612	34,788,873	13,615,500	59,092,985

Derivative assets:
Trading		47,687	5,585,517	529,144	6,162,348
Hedging		—	298,304	—	298,304

		47,687	5,883,821	529,144	6,460,652

Securities measured at FVOCI:
Debt securities		38,446,610	45,349,965	—	83,796,575
Equity securities		691,257	—	981,329	1,672,586

		39,137,867	45,349,965	981,329	85,469,161

	~~W~~	49,874,166	87,006,318	16,557,610	153,438,094

Financial liabilities:
Financial liabilities measured at FVTPL:
Securities sold	~~W~~	724,104	—	—	724,104
Gold/silver deposits		422,006	—	—	422,006

		1,146,110	—	—	1,146,110

Financial liabilities designated at fair value through profit or loss:
Derivatives-combined securities (*2)		—	389,132	7,930,909	8,320,041
Debt securities issued		—	47,327	—	47,327

		—	436,459	7,930,909	8,367,368

Derivative liabilities:
Trading		249,669	5,809,597	467,522	6,526,788
Hedging		—	838,068	343,759	1,181,827

		249,669	6,647,665	811,281	7,708,615

	~~W~~	1,395,779	7,084,124	8,742,190	17,222,093

(*1)
Of the Financial assets at FVTPL invested by the Group,
P-note’s
valuation of amount related to Lime Asset Management is
~~W~~
133.8 billion. As of December 31, 2022, in this regard, international disputes are under way, the Group has estimated its fair value based on financial information within the recent audit report of underlying assets since it doesn’t have fair market value observable through active trading markets. Accounting estimates and assumptions used in preparing consolidated financial statements may lead to adjustment in response to changes in uncertainty, such as information and market conditions available in the future. In addition, the ultimate impact on the business, financial condition, performance, and liquidity of the Group is unpredictable.
(*2)
Financial instruments (Beneficiary certificates:
~~W~~
221.7
 billion and derivatives-combined securities:
~~W~~
221.7
billion) related to GEN2 Partners asset management were delayed in repurchase for the year ended December 31, 2022. The Group estimated fair value using the net asset value based on the most recent data available for the repurchase suspension fund. Since then, it has an uncertainty in measuring fair value due to market conditions.

(*3)
Shinhan
Securities Co., Ltd.’s
level 3
over-the-counter
derivatives is
 recognized
~~W~~
75,925 million in financial assets measured at fair value through profit or loss,
~~W~~
7,930,909 million in financial liabilities designated at fair value through profit or loss,
~~W~~
526,868 million in derivative assets, and
~~W~~
468,028 million in derivative liabilities. The fair value of over-the-counter
derivatives classified as level 3 above is measured using Shinhan
Securities Co., Ltd.’s
internal valuation model.

	2023
	Level 1		Level 2	Level 3 (*3)	Total
Financial assets:
Due from banks measured at FVTPL	~~W~~	—	30,743	—	30,743
Loans at FVTPL (*1)		—	515,564	1,242,998	1,758,562
Securities at FVTPL:
Debt securities and other securities (*2)		11,248,555	39,736,457	14,487,080	65,472,092
Equity securities		2,253,651	—	1,597,810	3,851,461
Gold/silver deposits		103,706	—	—	103,706

		13,605,912	39,736,457	16,084,890	69,427,259

Derivative assets:
Trading		117,929	3,709,058	632,213	4,459,200
Hedging		—	252,221	—	252,221

		117,929	3,961,279	632,213	4,711,421

Securities measured at FVOCI:
Debt securities		39,111,078	49,525,922	—	88,637,000
Equity securities		725,796	—	949,183	1,674,979

		39,836,874	49,525,922	949,183	90,311,979

	~~W~~	53,560,715	93,769,965	18,909,284	166,239,964

Financial liabilities:
Financial liabilities measured at FVTPL:
Securities sold	~~W~~	1,449,634	—	—	1,449,634
Gold/silver deposits		419,343	—	—	419,343

		1,868,977	—	—	1,868,977

Financial liabilities designated at fair value through profit or loss:
Derivatives-combined securities (*2)		—	816,643	6,725,252	7,541,895
Debt securities issued		—	254,832	—	254,832

		—	1,071,475	6,725,252	7,796,727

Derivative liabilities:
Trading		46,578	3,369,771	783,587	4,199,936
Hedging		—	614,285	224,195	838,480

		46,578	3,984,056	1,007,782	5,038,416

	~~W~~	1,915,555	5,055,531	7,733,034	14,704,120

(*1)
Of the Financial assets at FVTPL invested by the Group,
P-note’s
valuation of amount related to Lime Asset Management is
~~W~~
92 billion. As of December 31, 2023, in this regard, international disputes are under way, the Group has estimated its fair value based on financial information within the recent audit report of underlying assets since it doesn’t have fair market value observable through active trading markets. Accounting estimates and assumptions used in preparing consolidated financial statements may lead to adjustment in response to changes in uncertainty, such as information and market conditions available in the future. In addition, the ultimate impact on the business, financial condition, performance, and liquidity of the Group is unpredictable.

(*2)
Financial instruments (Beneficiary certificates:
~~W~~
143.5 billion and derivatives-combined securities:
~~W~~
143.5 billion) related to GEN2 Partners asset management were delayed in repurchase for the year ended December 31, 2020. The Group estimated fair value using the net asset value based on the most recent data available for the repurchase suspension fund. Since then, it has an uncertainty in measuring fair value due to market conditions.

(*3)
Shinhan
Securities Co., Ltd.’s
level 3
over-the-counter
derivatives is
 recognized
~~W~~
66,866 million in financial assets measured at fair value through profit or loss,
~~W~~
6,725,252 million in financial liabilities designated at fair value through profit or loss,
~~W~~
629,223 million in derivative assets, and
~~W~~
785,312 million in derivative liabilities. The fair value of over-the-counter
derivatives classified as level 3 above is measured using Shinhan
Securities Co., Ltd.’s
internal valuation model.

Changes in carrying values of financial instruments classified as Level 3	Changes in carrying amounts of financial instruments classified as Level 3 for the years ended December 31, 2022 and 2023 are as follows:

	2022
	Financial asset at fair value through profit or loss		Securities at fair value through other comprehensive profit or loss	Financial liabilities designated at fair value through profit or loss	Derivative assets and liabilities, net
					Held for trading	Held for hedging
Beginning balance	~~W~~	12,934,419	725,232	(7,622,525)	374,686	(182,749)
Recognized in total comprehensive income for the year:
Recognized in profit (loss) for the year (*1)		(123,983)	—	633,415	(484,756)	(161,010)
Recognized in other comprehensive income (loss) for the year		(336)	(9,629)	(5,919)	—	—

		(124,319)	(9,629)	627,496	(484,756)	(161,010)
Purchase		5,779,999	276,636	—	190,380	—
Issue		—	—	(6,030,787)	—	—
Settlement		(3,486,410)	(10,910)	5,094,907	(18,763)	—
Transfer to level3 (*2)		173,636	—	—	—	—
Transfer from level3 (*2)		(230,188)	—	—	75	—

Ending balance	~~W~~	15,047,137	981,329	(7,930,909)	61,622	(343,759)

	2023
	Financial asset at fair value through profit or loss		Securities at fair value through other comprehensive profit or loss	Financial liabilities designated at fair value through profit or loss	Derivative assets and liabilities, net
					Held for trading	Held for hedging
Beginning balance	~~W~~	15,047,137	981,329	(7,930,909)	61,622	(343,759)
Recognized in total comprehensive income for the year:
Recognized in profit (loss) for the year (*1)		69,334	—	(244,146)	(15,540)	119,564
Recognized in other comprehensive income (loss) for the year		(532)	12,747	(1,907)	—	—

		68,802	12,747	(246,053)	(15,540)	119,564
Purchase		5,987,732	55,078	—	36,786	—
Issue		—	—	(6,343,080)	—	—
Settlement		(4,071,062)	(100,000)	7,794,790	(234,242)	—
Transfer to level3 (*2)		299,148	29	—	—	—
Transfer from level3 (*2)		(3,869)	—	—	—	—

Ending balance	~~W~~	17,327,888	949,183	(6,725,252)	(151,374)	(224,195)

(*1)
Recognized profit or loss of the changes in carrying amount of financial instruments classified as Level 3 for the years ended December 31, 2022 and 2023 are included in the accounts of the statements of comprehensive income, of which the amounts and the related accounts are as follows:

	2022
	Amounts recognized in profit or loss		Recognized profit or loss from the financial instruments held as of December 31
Net gain on financial assets at fair value through profit or loss	~~W~~	(608,739)	(607,708)
Net gain (loss) on financial liabilities designated at fair value through profit or loss		633,415	762,342
Net other operating expense		(161,010)	(161,010)

	~~W~~	(136,334)	(6,376)

	2023
	Amounts recognized in profit or loss		Recognized profit or loss from the financial instruments held as of December 31
Net loss on financial assets at fair value through profit or loss	~~W~~	53,794	47,708
Net gain on financial liabilities designated at fair value through profit or loss		(244,146)	96,223
Net other operating expense		119,564	119,564

	~~W~~	(70,788)	263,495

(*2)
Movements between levels occur as the availability of observable market data for the financial instrument in question changes. The Group recognizes changes in levels at the end of the reporting period when the event or change in circumstances that gives rise to the movement between levels occurs.

Valuation techniques and inputs used in measuring the fair value of financial instruments
i-3)	Valuation techniques and significant inputs not observable in markets

i-3-1)	Valuation techniques and inputs used in measuring the fair value of financial instruments classified as level 2 as of December 31, 2022 and 2023 are as follows:

	2022
Type of financial instrument	Valuation technique	Carrying value		Significant inputs
Assets
Financial asset at fair value through profit or loss
Debt securities	DCF, NAV, Option model (*)	~~W~~	35,767,488	Discount rate, interest rate, stock price and etc.
Equity securities	NAV		5,044	Price of underlying assets such as stocks, bonds, etc.

			35,772,532

Derivative assets
Trading	Option model (*), Implied forward interest rate, DCF		5,585,517	Discount rate, foreign exchange rate, volatility, stock price and commodity index, etc.
Hedging			298,304

			5,883,821

Securities at fair value through other comprehensive income
Debt securities	DCF, Option model (*)		45,349,965	Interest rate, discount rate, etc.

		~~W~~	87,006,318

	2022
Type of financial instrument	Valuation technique	Carrying value		Significant inputs
Liabilities
Financial liabilities designated at fair value through profit or loss
Debt securities issued	Option model, NAV (*)		47,327	Discount rate, volatility
Compound financial instruments		~~W~~	389,132	Price of underlying assets

		436,459

Derivative liabilities
Trading	Option model (*), Implied forward interest rate DCF		5,809,597	Discount rate, foreign exchange rate, volatility, stock price and commodity index, etc.
Hedging			838,068

		6,647,665

		~~W~~ 7,084,124

(*)	Option models applied to measure fair value include the Black-Scholes model and Hull-White model, and methods such as Monte Carlo simulation are applied to some products depending on the product type.

	2023
Type of financial instrument	Valuation technique	Carrying value		Significant inputs
Assets
Financial asset at fair value through profit or loss
Debt securities	DCF, NAV, Option model (*)	~~W~~	40,282,764	Discount rate, interest rate, stock price and etc.

			40,282,764

Derivative assets
Trading	Option model (*), Implied forward interest rate, DCF		3,709,058	Discount rate, foreign exchange rate, volatility, stock price and commodity index, etc.
Hedging			252,221

			3,961,279

Securities at fair value through other comprehensive income
Debt securities	DCF, Option model (*)		49,525,922	Interest rate, discount rate, etc.

		~~W~~	93,769,965

	2023
Type of financial instrument	Valuation technique	Carrying value		Significant inputs
Liabilities
Financial liabilities designated at fair value through profit or loss
Debt securities issued	Option model (*), NAV		254,832	Discount rate, volatility
Compound financial instruments		~~W~~	816,643	Underlying asset price

		1,071,475

Derivative liabilities
Trading	Option model (*), Forward interest rate, DCF		3,369,771	Discount rate, foreign exchange rate, volatility, stock price and commodity index, etc.
Hedging			614,285

		3,984,056

		~~W~~ 5,055,531

(*)	Option models applied to measure fair value include the Black-Scholes model and Hull-White model, and methods such as Monte Carlo simulation are applied to some products depending on the product type.

i-3-2)	Valuation techniques and significant inputs, but not observable, used in measuring the fair value of financial instruments classified as level 3 as of December 31, 2022 and 2023 are as follows:

	2022
Type of financial instrument	Valuation technique	Carrying value (*2)		Significant unobservable inputs	Range
Financial assets
Financial asset at fair value through profit or loss
Debt securities	DCF, NAV, Option model (*1), Income approach	~~W~~	13,146,888	The volatility of the underlying asset, Discount rate, Correlations, Growth rate, and Liquidation Value	0.60%~68.10% 2.92%~38.87% 15.94%~90.00% 0.00% 0.00%
Equity securities	DCF, NAV, Option model (*1), Comparable company analysis, Transaction case price, Cost method		1,900,249	The volatility of the underlying asset, Discount rate and Correlations	20.50%~25.30% 5.59%~15.18% 11.90%~66.00%

			15,047,137

Derivative assets
Equity and foreign exchange related			54,541	The volatility of the underlying asset and Correlations	4.89%~84.40% 7.30%~72.30%
Interest rates related	Option model (*1)		51,025	The volatility of the underlying asset and Correlations	0.60%~1.10% 76.60%~78.90%
Credit and commodity related			423,578	The volatility of the underlying asset, Correlations and Hazard Rate	42.20%~55.90% 99.9% 1.20%~3.60%

			529,144

Securities at fair value through other comprehensive income
Equity securities	DCF, NAV, Option model (*1), Comparable company analysis		981,329	The volatility of the underlying asset, Discount rate, Growth rate and Interest rate volatility	28.62% 9.08%~19.14% 0.00%~2.00% 0.56%~11.42%

		~~W~~	16,557,610

Financial liabilities
Financial liabilities at fair value through profit or loss
Equity related	Option model (*1)	~~W~~	7,930,909	The volatility of the underlying asset and Correlations	0.20%~84.40% -44.20%~86.30%
Derivative liabilities
Equity and foreign exchange related			13,841	The volatility of the underlying asset and Correlations	4.89%~84.40% -42.30%~87.60%
Interest rates related	Option model (*1)		642,123	The volatility of the underlying asset, Regression coefficient and Correlations	0.20%~1.10% 0.00%~1.46% 23.60%~90.34%
Credit and commodity related			155,317	The volatility of the underlying asset, Correlations and Hazard Rate	0.20%~45.70% 23.60%~78.90% 1.20%~2.90%

			811,281

		~~W~~	8,742,190

(*1)	Option model that the Group uses in derivative valuation includes Black-Scholes model, Hull-White model, Monte Carlo simulation, etc.

(*2)
There is no disclosure for valuation techniques and input variables related to items where the carrying amount is recognized as a reasonable approximation of fair value and the carrying amount is disclosed at fair value.

	2023
Type of financial instrument	Valuation technique	Carrying value (*2)	Significant unobservable inputs	Range
Financial assets
Financial asset at fair value through profit or loss
Debt securities	DCF, NAV, Option model (*1), Income approach	~~W~~ 15,730,078	The volatility of the underlying asset, Discount rate, Correlations Growth rate, and Liquidation Value	1.00%~76.22% 2.44%~30.33% -11.62%~65.74% 0.00% 0.00%
Equity securities	DCF, NAV, Option model (*1), Comparable company analysis, Transaction case price, Cost method	1,597,810	The volatility of the underlying asset, Discount rate, Growth rate And Interest rate volatility	0.51%~51.57% 2.61%~31.73% 0.00% 0. 5 1%~74.30%

		17,327,888

Derivative assets
Equity and foreign exchange related		97,403	The volatility of the underlying asset and Correlations	8.08%~63.37% -1.74%~69.79%
Interest rates related	Option model (*1)	60,919	The volatility of the underlying asset and Correlations	0.19%~0.68% 75.14%~77.30%
Credit and commodity related		473,891	The volatility of the underlying asset, Correlations and Hazard Rate	34.52%~41.77% 99.83%~99.95% 0.08%~3.60%

		632,213

Securities at fair value through other comprehensive income
Equity securities	DCF, NAV, Option model (*1), Comparable company analysis	949,183	The volatility of the underlying asset, Discount rate, Growth rate and Interest rate volatility	20.60%~27.84% 5.14%~20.90% -1.00%~1.00% 0.55%~60.71%

		~~W~~ 18,909,284

	2023
Type of financial instrument	Valuation technique	Carrying value (*2)		Significant unobservable inputs	Range
Financial liabilities
Financial liabilities designated at fair value through profit or loss
Equity related	Option model (*1)	~~W~~	6,725,252	The volatility of the underlying asset and Correlations	0.26%~81.98% -42.43%~84.71%
Derivative liabilities
Equity and foreign exchange related			468,611	The volatility of the underlying asset and Correlations	7.58%~81.98% -42.43%~84.71%
Interest rates related	Option model (*1)		445,572	The volatility of the underlying asset, Regression coefficient and Correlations	0.19%~1.06% 0.00%~2.71% -38.52%~90.34%
Credit and commodity related			93,599	The volatility of the underlying asset, Correlations and Hazard Rate	0.26%~24.67% -11.62%~77.30% 0.08%~2.55%

			1,007,782

		~~W~~	7,733,034

(*1)	Option model that the Group uses in derivative valuation includes Black-Scholes model, Hull-White model, Monte Carlo simulation, etc.
(*2)
There is no disclosure for valuation techniques and input variables related to items where the carrying amount is recognized as a reasonable approximation of fair value and the carrying amount is disclosed at fair value.

Sensitivity for changing in unobservable inputs
i-4)	Sensitivity for changing in unobservable inputs
For level 3 fair value measurement, changing one or more of the unobservable inputs used to reasonably possible alternative assumptions would have the following effects on profit or loss, or other comprehensive income as of December 31, 2022 and 2023.

	2022
	Favorable changes		Unfavorable changes
Financial assets:
Effects on profit or loss for the period (*1),(*2):
Financial asset at fair value through profit or loss	~~W~~	57,763	(51,803)
Derivative assets		12,499	(11,465)

Securities at fair value through other comprehensive income (*2)		49,515	(40,860)

	~~W~~	119,777	(104,128)

Financial liabilities:
Effects on profit or loss for the period (*1):
Financial liabilities designated at fair value through profit or loss	~~W~~	57,121	(60,525)
Derivative liabilities		16,388	(16,908)

	~~W~~	73,509	(77,433)

	2023
	Favorable changes		Unfavorable changes
Financial assets:
Effects on profit or loss for the period (*1),(*2):
Financial asset at fair value through profit or loss	~~W~~	45,433	(42,214)
Derivative assets		19,994	(20,386)

Securities at fair value through other comprehensive income (*2)		44,286	(33,212)

	~~W~~	109,713	(95,812)

Financial liabilities:
Effects on profit or loss for the period (*1):
Financial liabilities designated at fair value through profit or loss	~~W~~	30,543	(29,790)
Derivative liabilities		27,561	(27,525)

	~~W~~	58,104	(57,315)

(*1)	Fair value changes are calculated by increasing or decreasing the volatility of the underlying asset (-10~10%p) or correlations (-10~10%p), a significant unobservable input.
(*2)	Fair value changes are calculated by increasing or decreasing the growth rate and discount rate, which are a significant unobservable input, from -1%p to 1%p.

The method of measuring the fair value of financial instruments measured at amortized cost
ii-1)	The method of measuring the fair value of financial instruments measured at amortized cost is as follows:

Type	Measurement methods of fair value

Cash and due from banks	The carrying amount and the fair value for cash are identical and most of deposits are floating interest rate deposits or next day deposits of a short-term instrument. For this reason, the carrying amount approximates fair value.

Loans	The fair value of the loans is measured by discounting the expected cash flow at the market interest rate and credit risk of the borrower.

Securities	An external professional evaluation agency is used to calculate the valuation amount using the market information. The agency calculates the fair value based on active market prices, and DCF model is used to calculate the fair value if there is no quoted price.

Deposits and borrowings	The carrying amount and the fair value for demand deposits, cash management account deposits, call money as short-term instrument are identical. The fair value of others is measured by discounting the contractual cash flow at the market interest rate that takes into account the residual risk.

Debt securities issued	Where available, the fair value of deposits and borrowings is based on the published price quotations in an active market. In case there is no data for an active market price, it is measured by discounting the contractual cash flow at the market interest rate that takes into account the residual risk.

Investment contract liabilities	The book value of retirement pension contract reserves as prescribed by the Insurance Business Act and Insurance Business Supervision Regulations was used as a proxy for fair value because of the difficulty of calculating reliable expected cash flows.

Type	Measurement methods of fair value

Other financial assets and other financial liabilities	The carrying amount is measured at fair value for short-term and suspense accounts, such as spot exchange, inter-bank fund transfer, and domestic exchange of payments, and for the remaining financial instruments, the present value is calculated by discounting the contractual cash flows at a discount rate which considered residual risk at the market interest rate.

The carrying value and the fair value of financial instruments measured at amortized cost
ii-2)
The carrying amount and the fair value of financial instruments measured at amortized cost as of December 31, 2023 and 2022 are as follows:

	2022			2023
	Carrying amount		Fair value	Carrying amount	Fair value
Assets:
Deposits measured at amortized cost	~~W~~	27,746,360	27,660,501	32,455,701	32,338,446
Loans measured at amortized cost		407,898,972	404,855,790	411,739,562	414,024,035

Securities measured at amortized cost:
Government bonds		21,523,230	20,215,099	22,787,609	22,182,130
Financial institution bonds		5,423,771	5,387,207	5,864,626	5,906,724
Corporation bonds		6,424,197	5,971,007	7,034,252	6,879,983

		33,371,198	31,573,313	35,686,487	34,968,837

Other financial assets		21,826,601	22,059,918	26,880,554	27,175,002

	~~W~~	490,843,131	486,149,522	506,762,304	508,506,320

Liabilities:
Deposit liabilities:
Demand deposits	~~W~~	157,446,276	157,446,276	151,177,041	151,177,041
Time deposits		196,265,911	195,886,583	202,106,686	202,405,752
Certificate of deposit		14,921,375	14,748,736	12,059,730	12,114,566
Issued bill deposit		6,631,858	6,631,276	7,614,701	7,614,012
CMA deposits		4,634,010	4,634,010	4,950,392	4,950,392
Others		3,088,864	3,088,542	3,604,114	3,604,031

		382,988,294	382,435,423	381,512,664	381,865,794

Borrowing debts:
Call-money		1,276,301	1,276,301	2,195,849	2,195,849
Bills sold		15,057	15,006	11,252	11,208
Bonds sold under repurchase agreements		9,544,536	9,544,536	17,312,576	17,312,576
Borrowings		38,443,281	37,602,027	37,381,675	37,322,235

		49,279,175	48,437,870	56,901,352	56,841,868

Debts:
Borrowings in Korean won		63,927,063	62,059,253	68,382,242	68,189,097
Borrowings in foreign currency		13,361,720	13,051,576	13,179,483	13,143,721

		77,288,783	75,110,829	81,561,725	81,332,818

Investment contract liabilities		2,133,586	2,133,586	1,572,685	1,572,685

Other financial liabilities		31,992,438	31,683,186	47,328,051	47,295,828

	~~W~~	543,682,276	539,800,894	568,876,477	568,908,993

The fair value hierarchy of financial instruments which are not measured at their fair values in the statements of financial position
ii-3)
The fair value hierarchy of financial assets and liabilities which are not measured at their fair values in the statements of financial position but with their fair value disclosed as of December 31, 2022 and 2023 are as follows:

	2022
	Level 1		Level 2	Level 3	Total
Assets:
Deposits measured at amortized cost	~~W~~	431,650	27,228,851	—	27,660,501
Loans measured at amortized cost		—	5,832,484	399,023,306	404,855,790
Securities measured at amortized cost:
Government bonds		9,109,801	11,105,298	—	20,215,099
Financial institution bonds		1,898,457	3,488,750	—	5,387,207
Corporation bonds		—	5,971,007	—	5,971,007

		11,008,258	20,565,055	—	31,573,313

Other financial assets		—	12,598,487	9,461,431	22,059,918

	~~W~~	11,439,908	66,224,877	408,484,737	486,149,522

Liabilities:
Deposit liabilities:
Demand deposits	~~W~~	—	157,446,276	—	157,446,276
Time deposits		—	—	195,886,583	195,886,583
Certificate of deposit		—	—	14,748,736	14,748,736
Issued bill deposit		—	—	6,631,276	6,631,276
CMA deposits		—	4,634,010	—	4,634,010
Other		—	3,035,338	53,204	3,088,542

		—	165,115,624	217,319,799	382,435,423

Borrowing debts:
Call-money		—	1,276,301	—	1,276,301
Bills sold		—	—	15,006	15,006
Bonds sold under repurchase agreements		—	—	9,544,536	9,544,536
Borrowings		—	19,922	37,582,105	37,602,027

		—	1,296,223	47,141,647	48,437,870

Debts:
Borrowings in won		—	31,665,994	30,393,259	62,059,253
Borrowings in foreign currency		—	9,625,410	3,426,166	13,051,576

		—	41,291,404	33,819,425	75,110,829

Investment contract liabilities		—	—	2,133,586	2,133,586

Other financial liabilities		—	8,921,782	22,761,404	31,683,186

	~~W~~	—	216,625,033	323,175,861	539,800,894

	2023
	Level 1		Level 2	Level 3	Total
Assets:
Deposits measured at amortized cost	~~W~~	554,703	31,783,743	—	32,338,446
Loans measured at amortized cost		—	1,633,949	412,390,086	414,024,035
Securities measured at amortized cost:
Government bonds		10,727,244	11,454,886	—	22,182,130
Financial institution bonds		2,005,877	3,900,847	—	5,906,724
Corporation bonds		—	6,879,983	—	6,879,983

		12,733,121	22,235,716	—	34,968,837

Other financial assets		—	16,393,625	10,781,377	27,175,002

	~~W~~	13,287,824	72,047,033	423,171,463	508,506,320

Liabilities:
Deposit liabilities:
Demand deposits	~~W~~	—	151,177,041	—	151,177,041
Time deposits		—	—	202,405,752	202,405,752
Certificate of deposit		—	—	12,114,566	12,114,566
Issued bill deposit		—	—	7,614,012	7,614,012
CMA deposits		—	4,950,392	—	4,950,392
Other		—	3,565,491	38,540	3,604,031

		—	159,692,924	222,172,870	381,865,794

Borrowing debts:
Call-money		—	2,195,849	—	2,195,849
Bills sold		—	—	11,208	11,208
Bonds sold under repurchase agreements		—	—	17,312,576	17,312,576
Borrowings		—	221,256	37,100,979	37,322,235

		—	2,417,105	54,424,763	56,841,868

Debts:
Borrowings in won		—	36,388,349	31,800,748	68,189,097
Borrowings in foreign currency		—	10,456,332	2,687,389	13,143,721

		—	46,844,681	34,488,137	81,332,818

Investment contract liabilities		—	—	1,572,685	1,572,685

Other financial liabilities		—	20,658,155	26,637,673	47,295,828

	~~W~~	—	229,612,865	339,296,128	568,908,993

Valuation techniques and inputs used in the fair value measurements categorized within Level 2 and Level 3 for fair value disclosures, which are not recognized at fair value
ii-4)
Valuation techniques and inputs used in the fair value measurements categorized within Level 2 and Level 3 for fair value disclosures, which are not recognized at fair value, as at December 31, 2022 and 2023, are as follows:

	2022
	Fair value(*)		Valuation technique	Inputs
Financial instruments classified as level 2 :
Assets
Due from banks measured at amortized cost	~~W~~	27,228,851	DCF	Discount rate
Loans measured at amortized cost		5,832,484	DCF	Discount rate, Credit spread and Prepayment rate
Securities measured at amortized cost		20,565,055	DCF	Discount rate
Other financial assets		12,598,487	DCF	Discount rate
Financial instruments classified as level 3 :
Assets
Loans measured at amortized cost		399,023,306	DCF	Discount rate, Credit spread and Prepayment rate
Other financial assets		9,461,431	DCF	Discount rate

	~~W~~	474,709,614

Financial instruments classified as level 2 :
Liabilities
Deposits	~~W~~	165,115,624	DCF	Discount rate
Borrowings		1,296,223	DCF	Discount rate
Debt securities issued		41,291,404	DCF	Discount rate
Other financial liabilities		8,921,782	DCF	Discount rate
Financial instruments classified as level 3 :
Liabilities
Deposits		217,319,799	DCF	Discount rate
Borrowings		47,141,647	DCF	Discount rate
Debt securities issued		33,819,425	DCF	Discount rate, Regression coefficient and Correlations
Investment contract liabilities		2,133,586
Other financial liabilities		22,761,404	DCF	Discount rate

	~~W~~	539,800,894

(*)	Valuation techniques and inputs are not disclosed when the carrying amount is a reasonable approximation of fair value.

	2023
	Fair value(*)		Valuation technique	Inputs
Financial instruments classified as level 2 :
Assets
Due from banks measured at amortized cost	~~W~~	31,783,743	DCF	Discount rate
Loans measured at amortized cost		1,633,949	DCF	Discount rate, Credit spread and Prepayment rate
Securities measured at amortized cost		22,235,716	DCF	Discount rate
Other financial assets		16,393,625	DCF	Discount rate
Financial instruments classified as level 3 :
Assets
Loans measured at amortized cost		412,390,086	DCF	Discount rate, Credit spread and Prepayment rate
Other financial assets		10,781,377	DCF	Discount rate

	~~W~~	495,218,496

Financial instruments classified as level 2 :
Liabilities
Deposits	~~W~~	159,692,924	DCF	Discount rate
Borrowings		2,417,105	DCF	Discount rate
Debt securities issued		46,844,681	DCF	Discount rate
Other financial liabilities		20,658,155	DCF	Discount rate
Financial instruments classified as level 3 :
Liabilities
Deposits		222,172,870	DCF	Discount rate
Borrowings		54,424,763	DCF	Discount rate
Debt securities issued		34,488,137	DCF	Discount rate, Regression coefficient and Correlations
Investment contract liabilities		1,572,685	—	—
Other financial liabilities		26,637,673	DCF	Discount rate

	~~W~~	568,908,993

(*)	Valuation techniques and inputs are not disclosed when the carrying amount is a reasonable approximation of fair value.

Changes in gains or losses on valuation at the transaction
iii) Changes in gains or losses on valuation at the transaction date for the years ended December 31, 2022 and 2023, are as follows:

	2022		2023
Beginning balance	~~W~~	(160,525)	(143,959)
New transactions		(88,769)	(48,548)
Recognized in profit for the year		105,335	110,760

Ending balance	~~W~~	(143,959)	(81,747)

Classification by categories of financial instruments
(f)	Classification by categories of financial instruments
Financial assets and liabilities are measured at fair value or amortized cost. The financial instruments measured at fair value or amortized costs are measured in accordance with the Group’s valuation methodologies, which are described in Note 5.(e) Measurement of fair value.
The carrying amounts of each category of financial assets and financial liabilities as of December 31, 2022 and 2023 is as follows:

	2022
	FVTPL		FVOCI	Amortized cost	Derivatives held for hedging	Total
Assets:
Cash and due from banks at amortized cost	~~W~~	—	—	30,050,840	—	30,050,840
Due from banks at fair value through profit or loss		26,116	—	—	—	26,116
Securities at fair value through profit or loss		59,092,985	—	—	—	59,092,985
Derivatives assets		6,162,348	—	—	298,304	6,460,652
Loans at fair value through profit or loss		2,389,180	—	—	—	2,389,180
Loans at amortized cost		—	—	407,898,972	—	407,898,972
Securities at fair value through other comprehensive income		—	85,469,161	—	—	85,469,161
Securities at amortized cost		—	—	33,371,198	—	33,371,198
Others		—	—	21,826,601	—	21,826,601

	~~W~~	67,670,629	85,469,161	493,147,611	298,304	646,585,705

	2022
	FVTPL		FVTPL liabilities designated	Financial liabilities measured at amortized cost	Derivatives held for hedging	Total
Liabilities:
Deposits	~~W~~	—	—	382,988,294	—	382,988,294
Financial liabilities at fair value through profit or loss		1,146,110	—	—	—	1,146,110
Financial liabilities designated at FVTPL		—	8,367,368	—	—	8,367,368
Derivatives liabilities		6,526,787	—	—	1,181,828	7,708,615
Borrowings		—	—	49,279,175	—	49,279,175
Debt securities issued		—	—	77,288,783	—	77,288,783
Investment contract liabilities		—	—	2,133,586	—	2,133,586
Others		—	—	31,992,438	—	31,992,438

	~~W~~	7,672,897	8,367,368	543,682,276	1,181,828	560,904,369

	2023
	FVTPL		FVOCI	Amortized cost	Derivatives held for hedging	Total
Assets:
Cash and due from banks at amortized cost	~~W~~	—	—	34,629,251	—	34,629,251
Due from banks at fair value through profit or loss		30,743	—	—	—	30,743
Securities at fair value through profit or loss		69,427,259	—	—	—	69,427,259
Derivatives assets		4,459,200	—	—	252,221	4,711,421
Loans at fair value through profit or loss		1,758,562	—	—	—	1,758,562
Loans at amortized cost		—	—	411,739,562	—	411,739,562
Securities at fair value through other comprehensive income		—	90,311,979	—	—	90,311,979
Securities at amortized cost		—	—	35,686,487	—	35,686,487
Others		—	—	26,880,554	—	26,880,554

	~~W~~	75,675,764	90,311,979	508,935,854	252,221	675,175,818

	2023
	FVTPL		FVTPL liabilities designated	Financial liabilities measured at amortized cost	Derivatives held for hedging	Total
Liabilities:
Deposits	~~W~~	—	—	381,512,664	—	381,512,664
Financial liabilities at fair value through profit or loss		1,868,977	—	—	—	1,868,977
Financial liabilities designated at FVTPL		—	7,796,727	—	—	7,796,727
Derivatives liabilities		4,199,936	—	—	838,480	5,038,416
Borrowings		—	—	56,901,352	—	56,901,352
Debt securities issued		—	—	81,561,725	—	81,561,725
Investment contract liabilities		—	—	1,572,685	—	1,572,685
Others		—	—	47,328,051	—	47,328,051

	~~W~~	6,068,913	7,796,727	568,876,477	838,480	583,580,597

Transfers that do not qualify for derecognition
i) Transfers that do not qualify for derecognition
① Sale of repurchase bonds
Among the Group’s sale of repurchase bonds, followings are the details of financial instruments that do not qualify for derecognition because the Group sold under repurchase agreement at a fixed price as of December 31, 2022 and 2023:

	2022		2023
Transferred asset:
Securities at FVTPL	~~W~~	7,461,978	11,042,486
Securities at FVOCI		1,335,548	1,286,990
Securities at amortized cost		258,579	3,622,838

	~~W~~	9,056,105	15,952,314

Associated liabilities:
Bonds sold under repurchase agreements	~~W~~	9,544,536	17,312,576
② Securities loaned
If the securities owned by the Group are loaned, the ownership of the securities is transferred, but is required to be returned at the end of the loan period. Therefore, the Group continues to recognize the entire securities loaned as it holds most of the risks and compensation of the securities.

Securities loaned as of December 31, 2022 and 2023 are as follows:

	2022		2023	Borrowers
Government bonds	~~W~~	12,876,660	15,340,768	Korea Securities Finance Corp., Korea Securities Depository, etc.
Financial institutions bonds		422,166	398,252	Korea Securities Finance Corp., Korea Securities Depository, etc.
Corporation bonds		210,258	221,435	BNP Paribas Securities Corp.
Equity securities		73,169	48,004	Meritz Securities co., Ltd., HI Investment & Securities co., Ltd., etc.
Beneficiary certificate		29,850	40,890	Korea Securities Depository

	~~W~~ 13,612,103		16,049,349

Offsetting financial assets and financial liabilities
Financial assets and liabilities subject to offsetting, enforceable master netting arrangements and similar agreements as of December 31, 2022 and 2023 are as follows:

	2022
	Gross amounts of recognized financial assets/ liabilities		Gross amounts of recognized financial assets/ liabilities set off in the statement of financial position	Net amounts of financial assets/ liabilities presented in the statement of financial position	Related amounts not set off in the statement of financial position		Net amount
					Financial instruments	Cash collateral received
Assets:
Derivatives (*1)	~~W~~	6,523,848	—	6,523,848	10,922,201	473,252	2,534,050
Other financial instruments (*1)		7,405,655	—	7,405,655
Securities repurchased under repurchase agreements and bonds purchased under repurchase agreements (*2)		13,045,505	—	13,045,505	12,893,643	—	151,862
Securities loaned (*2)		4,584,247	—	4,584,247	4,584,247	—	—
Domestic exchange settlement debit (*3)		45,282,683	39,247,867	6,034,816	—	—	6,034,816
Receivables from disposal of securities (*4)		4,933,264	2,405,878	2,527,386	1,767,831	—	759,555

	~~W~~	81,775,202	41,653,745	40,121,457	30,167,922	473,252	9,480,283

Liabilities:
Derivatives (*1),(*5)	~~W~~	15,801,774	—	15,801,774	11,227,001	1,000	10,772,103
Other financial instruments (*1)		6,198,330	—	6,198,330
Bonds sold under repurchase agreements (*2)		9,544,536	—	9,544,536	8,931,247	—	613,289
Securities borrowed (*2)		724,104	—	724,104	724,104	—	—
Domestic exchange settlement pending (*3)		41,556,442	39,247,867	2,308,575	2,231,508	—	77,067
Payable from purchase of securities (*4)		4,854,358	2,405,878	2,448,480	1,768,821	—	679,659

	~~W~~	78,679,544	41,653,745	37,025,799	24,882,681	1,000	12,142,118

(*1)
The Group has certain derivative transactions subject to the ISDA (International Derivatives Swaps and Dealers Association) agreement. According to the ISDA agreement, when credit events (e.g. default) of counterparties occur, all derivative agreements are terminated and set off. At the time of termination, the parties to the transaction will offset the amount of payment or payment to each other, and one party will pay the other party a single amount will be paid to the other party.

(*2)	Resale and repurchase agreement, securities borrowing and lending agreement are also similar to ISDA agreement with respect to enforceable netting agreements.
(*3)
The Group has legally enforceable right to set off and settles financial assets and liabilities on a net basis under normal business terms. Therefore, domestic exchanges settlement receivables (payables) are recorded on a net basis in the consolidated statements of financial position.

(*4)
It is an account that deals with bonds and liabilities based on the settlement of listed stocks traded in the market. The Group currently has a legally enforceable right to set off the recognized amounts and intends to settle on a net basis. Therefore, the net amount is presented in the consolidated statement of financial position. The offset amount of related bonds and liabilities based on the settlement of over-the-counter
derivatives
in-house
payment by Central Clearing System is included.

(*5)
As of December 31, 2022, the total amount of financial liabilities includes
~~W~~
8,320,041 million of ELS (equity-linked securities) products and of DLS (derivative linked securities) products. In the course of this transaction, the Group has provided collateral for some transactions. The financial instruments provided as collateral of
~~W~~
432,228 million are included in the related instruments not offset in the statement of financial position. The total amount of financial liabilities recognized as of December 31, 2022 is
~~W~~
1,934,547 million for transactions with the other party with collective offset contracts or similar arrangements.

	2023
	Gross amounts of recognized financial assets/ liabilities		Gross amounts of recognized financial assets/ liabilities set off in the statement of financial position	Net amounts of financial assets/ liabilities presented in the statement of financial position	Related amounts not set off in the statement of financial position		Net amount
					Financial instruments	Cash collateral received
Assets:
Derivatives (*1)	~~W~~	4,706,696	—	4,706,696	14,428,984	448,025	2,042,058
Other financial instruments (*1)		12,212,371	—	12,212,371
Securities repurchased under repurchase agreements and bonds purchased under repurchase agreements (*2)		19,200,694	—	19,200,694	18,814,022	—	386,672
Securities loaned (*2)		6,284,849	—	6,284,849	6,283,227	—	1,622
Domestic exchange settlement debit (*3)		47,791,602	42,766,815	5,024,787	—	—	5,024,787
Receivables from disposal of securities (*4)		7,421,808	3,734,544	3,687,264	3,006,017	—	681,247

	~~W~~	97,618,020	46,501,359	51,116,661	42,532,250	448,025	8,136,386

Liabilities:
Derivatives (*1),(*5)	~~W~~	12,637,884	—	12,637,884	14,701,829	—	8,958,880
Other financial instruments (*1)		11,022,825	—	11,022,825
Bonds sold under repurchase agreements (*2)		17,312,576	—	17,312,576	15,450,999	—	1,861,577
Securities borrowed (*2)		1,449,634	—	1,449,634	1,449,634	—	—
Domestic exchange settlement pending (*3)		52,004,974	42,766,815	9,238,159	9,151,927	—	86,232
Payable from purchase of securities (*4)		7,466,010	3,734,544	3,731,466	3,006,534	—	724,932

	~~W~~	101,893,903	46,501,359	55,392,544	43,760,923	—	11,631,621

(*1)
The Group has certain derivative transactions subject to the ISDA (International Derivatives Swaps and Dealers Association) agreement. According to the ISDA agreement, when credit events (e.g. default) of counterparties occur, all derivative agreements are terminated and set off. At the time of termination, the parties to the transaction will offset the amount of payment or payment to each other, and one party will pay the other party a single amount will be paid to the other party.

(*2)	Resale and repurchase agreement, securities borrowing and lending agreement are also similar to ISDA agreement with respect to enforceable netting agreements.
(*3)
The Group has legally enforceable right to set off and settles financial assets and liabilities on a net basis under normal business terms. Therefore, domestic exchanges settlement receivables (payables) are recorded on a net basis in the consolidated statements of financial position.

(*4)
It is an account that deals with bonds and liabilities based on the settlement of listed stocks traded in the market. The Group currently has a legally enforceable right to set off the recognized amounts and intends to settle on a net basis. Therefore, the net amount is presented in the consolidated statement of financial position. The offset amount of related bonds and liabilities based on the settlement of over-the-counter
derivatives
in-house
payment by Central Clearing System is included.

(*5)
As of December 31, 2023, the total amount of financial liabilities includes
~~W~~
7,541,895 million of ELS (equity-linked securities) products and of DLS (derivative linked securities) products. In the course of this transaction, the Group has provided collateral for some transactions. The financial instruments provided as collateral of
~~W~~
365,074 million are included in the related instruments not offset in the statement of financial position.

The capital ratio of the Group based on Basel III
The capital ratio of the Group based on Basel III is as of December 31, 2022 and 2023 are as follows:

	2022		2023
Capital :
Tier I common equity capital	~~W~~	37,287,768	41,388,070
Additional tier 1 capital		5,979,604	5,118,817

Tier I capital		43,267,372	46,506,887
Tier II capital		3,714,400	3,685,637

Total capital (A)	~~W~~	46,981,772	50,192,524

Total risk-weighted assets (B)	~~W~~	291,542,598	314,180,698
Capital adequacy ratio (A/B)		16.11%	15.98%
Tier I capital adequacy ratio		14.84%	14.80%
Common stock ratio		12.79%	13.17%

(*)
As of December 31, 2023, the Group maintains an appropriate capital adequacy ratio in accordance with the BIS capital regulation system. As of December 31, 2023, the capital adequacy ratio is the provisional value.